Commitments and Contingencies - Schedule of Future Minimum Payments Under Non-Cancelable Agreements for Property Management Fees (Details) - Dec. 31, 2024 - Property Management Fees
¥ in Thousands, $ in Thousands
	CNY (¥)	USD ($)
Commitments And Contingencies Disclosure [Line Items]
2025	¥ 5,987	$ 820
2026	5,619	770
2027	4,810	659
2028	4,613	632
2029 and thereafter	17,941	2,458
Future minimum payments under non-cancelable agreements	¥ 38,970	$ 5,339